RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 03, 2025	Aug. 06, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 28, 2025
RELATED PARTY TRANSACTIONS
General and administrative				$ 6,362,000	$ 1,739,000		$ 11,840,000	$ 3,879,000			$ 13,372,000	$ 8,607,000
Settlement of related party loans		$ 1,408,000
Spring Valley Acquisition III
RELATED PARTY TRANSACTIONS
General and administrative				388,314	16,620	$ 16,620	570,497			$ 450,346
Spring Valley Acquisition III | Sponsor | Unsecured promissory note
RELATED PARTY TRANSACTIONS
Aggregate principal amount				$ 151,636			151,636		$ 151,636	151,636	$ 151,636		$ 250,000
Outstanding borrowing paid										$ 151,636
Spring Valley Acquisition III | Administrative Services Agreement | Sponsor
RELATED PARTY TRANSACTIONS
General and administrative			$ 120,000		$ 90,000			$ 180,000	$ 120,000
Monthly expenses	$ 30,000
Spring Valley Acquisition III | Related Party Loans
RELATED PARTY TRANSACTIONS
Exercise price									$ 0.09	$ 0.09	$ 0.09
Loans outstanding									$ 0	$ 0	$ 0
Spring Valley Acquisition III | Related Party Loans | Maximum
RELATED PARTY TRANSACTIONS
Settlement of related party loans							$ 1,500,000,000,000			$ 1,500,000